Taxation - Movement Of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets Valuation Allowance
Balance at the beginning of the year	¥ 44,087	¥ 57,347
Additions	8,462	34,467
Reversals	(14,380)	(47,727)
Balance at the end of the year	38,169	44,087
Accumulated losses carryforward	¥ 126,600	¥ 117,600
Loss carryforward, period (in years)	5 years
Loss carryforward, period for HNTE entities (in years)	10 years